Condensed Consolidated Balance Sheets Consolidated Balance Sheets Parenthetical Data - $ / shares $ / shares in Thousands	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Shares, Shares Issued	96,000
Preferred Shares, Outstanding	96,000
Common Shares, No Par Value	$ 0	$ 0
Common Shares, Issued	64,516,403	63,566,403
Common Shares, Outstanding	64,516,403	63,566,403